File No. 33-23512, 811-5629
                                                        Filed under Rule 497(e)

THE GCG TRUST

                      PROSPECTUS SUPPLEMENT

                         JANUARY 5, 1998


                        SUPPLEMENT TO THE
PROSPECTUS DATED MAY 1, 1997 AS AMENDED JULY 9, 1997 AND OCTOBER
                          24, 1997 FOR

                          THE GCG TRUST


     Effective January 2, 1998, ING Investment Management, LLC ("IIM LLC"), an affiliate of Equitable Investment Services, Inc. ("EISI"), is assuming the portfolio management responsibilities of EISI, for the Market Manager Series, Limited Maturity Bond Series and Liquid Asset Series of The GCG Trust (the "Trust"), pursuant to the Portfolio Management Agreement dated October 24, 1997. The EISI personnel who managed these portfolios have moved to IIM LLC and no changes in investment personnel are anticipated for any portfolio.

This supplement should be retained with your Prospectus for The
GCG Trust.





G3059-IIM  1/98                                      GoldenSelect